Deferred Charges, Net	12 Months Ended
Dec. 31, 2017
Deferred Charges Net
Deferred Charges, Net

6. Deferred Charges, net:

The movement in Deferred charges, net in the accompanying consolidated balance sheets are as follows:

Special Survey
Costs
Balance, January 1, 2015	$122
Additions	888
Amortization	(174)
Balance, December 31, 2015	836
Additions	364
Amortization	(236)
Impairment charge	(606)
Balance, December 31, 2016	358
Amortization	(73)
Balance, December 31, 2017	$285

The amortization of the special survey costs is separately reflected in the accompanying consolidated statements of comprehensive income / (loss).

The impairment charge of $606 relates to the impairments of the Northsea Alpha and the Northsea Beta as of December 31, 2016, discussed in Notes 2 and 10.